Insurance Contracts (Tables)	12 Months Ended
Dec. 31, 2018
Statement [line items]
Summary of Components of Expense Assumptions
(iii)

Expense assumptions are based on expected unit costs with the consideration of previous expense studies and future trends. Expense assumptions are affected by certain factors such as future inflation and market competition which bring uncertainty to these assumptions. The Group determines expense assumptions based on information obtained at the end of each reporting period and risk margin. Components of expense assumptions include the cost per policy and percentage of premium as follows:

	Individual Life		Group Life
	RMB Per Policy	% of Premium	RMB Per Policy	% of Premium
As at 31 December 2018	45.00	0.85%~0.90%	25.00	0.90%
As at 31 December 2017	45.00	0.85%~0.90%	25.00	0.90%

Summary of Net Liabilities of Insurance Contracts
(b)	Net liabilities of insurance contracts

	As at 31 December 2018	As at 31 December 2017
	RMB million	RMB million
Gross
Long-term insurance contracts	2,189,794	1,999,066
Short-term insurance contracts
- Claims and claim adjustment expenses	14,805	13,778
- Unearned premiums	11,432	12,289

Total, gross	2,216,031	2,025,133

Recoverable from reinsurers
Long-term insurance contracts (Note 12)	(3,123)	(2,351)
Short-term insurance contracts
- Claims and claim adjustment expenses (Note 12)	(140)	(104)
- Unearned premiums (Note 12)	(370)	(527)

Total, ceded	(3,633)	(2,982)

Net
Long-term insurance contracts	2,186,671	1,996,715
Short-term insurance contracts
- Claims and claim adjustment expenses	14,665	13,674
- Unearned premiums	11,062	11,762

Total, net	2,212,398	2,022,151

Summary of Movements in Liabilities of Short-Term Insurance Contracts

The table below presents movements in claims and claim adjustment expense reserve:

	2018	2017
	RMB million	RMB million
Notified claims	2,672	2,085
Incurred but not reported	11,106	9,453

Total as at 1 January - Gross	13,778	11,538

Cash paid for claims settled
- Cash paid for current year claims	(27,165)	(21,404)
- Cash paid for prior year claims	(12,876)	(10,460)
Claims incurred
- Claims arising in current year	40,601	33,926
- Claims arising in prior years	467	178

Total as at 31 December - Gross	14,805	13,778

Notified claims	2,536	2,672
Incurred but not reported	12,269	11,106

Total as at 31 December - Gross	14,805	13,778

Summary of Unearned Premium Reserves

The table below presents movements in unearned premium reserves:

	2018				2017
	RMB million			RMB million
	Gross	Ceded	Net	Gross	Ceded	Net
As at 1 January	12,289	(527)	11,762	10,492	(125)	10,367
Increase	11,432	(370)	11,062	12,289	(527)	11,762
Release	(12,289)	527	(11,762)	(10,492)	125	(10,367)

As at 31 December	11,432	(370)	11,062	12,289	(527)	11,762

Summary of Movements in Liabilities of Long-Term Insurance Contracts

The table below presents movements in the liabilities of long-term insurance contracts:

	2018 RMB million	2017 RMB million
As at 1 January	1,999,066	1,825,956
Premiums	480,496	464,898
Release of liabilities (i)	(385,761)	(379,262)
Accretion of interest	99,618	78,232
Change in assumptions
- Change in discount rates	(6,020)	6,599
- Change in other assumptions (ii)	2,946	2,424
Other movements	(551)	219

As at 31 December	2,189,794	1,999,066

(i)

The release of liabilities mainly consists of release due to death or other termination and related expenses, release of residual margin and change of reserves for claims and claim adjustment expenses.

(ii)

For the year ended 31 December 2018, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB3,877 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates decreased insurance contract liabilities by RMB931 million.

For the year ended 31 December 2017, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB1,718 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB706 million.

Investment returns of asset portfolio backing [member]
Statement [line items]
Summary of Assumed Discount Rates with Risk Margin	The assumed discount rates with risk margin are as follows:

Discount rate assumptions
As at 31 December 2018	4.85%
As at 31 December 2017	4.85%

Yield curve of reserve computation benchmark for insurance contracts [member]
Statement [line items]
Summary of Assumed Discount Rates with Risk Margin	The assumed spot discount rates with risk margin for the past two years are as follows:

Discount rate assumptions
As at 31 December 2018	3.47%~4.86%
As at 31 December 2017	3.31%~4.86%